Earnings per share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	4,051,509	4,975,247	4,051,509	4,975,247	5,072,382
Number of shares excluded from diluted shares outstanding (in shares)	0	1,517	0	7,017